RELATED PARTY TRANSACTIONS - Additional information (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	CNY (¥)
RELATED PARTY TRANSACTIONS
Impairment of amount due from equity investees	$ 7,490	¥ 52,142
Shihua Holdings 2's subsidiaries
RELATED PARTY TRANSACTIONS
Business acquisition, equity interests acquired	100.00%		100.00%
WiFire (Beijing) Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Amount due from/to related parties offset	$ 2,926		¥ 20,367
Impairment of amount due from equity investees	$ 7,490	¥ 52,142